COMBINED FINANCIAL INFORMATION - Balance Sheet (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets:
Investment properties	$ 8,839,571	$ 7,971,158
Other non-current assets	167,189	109,010
Total non-current assets	9,006,760	8,080,168
Current assets:
Assets held for sale	41,182	64,612	$ 0
Other current assets	97,331	19,404
Cash and cash equivalents	135,081	402,513	$ 831,280
Total assets	9,280,354	8,566,697
Non-current liabilities:
Unsecured debt, net	2,583,930	2,425,089
Other non-current liabilities	596,759	655,699
Total non-current liabilities	3,180,689	3,080,788
Current liabilities:
Unsecured debt, net	399,707	0
Other current liabilities	219,611	164,375
Total liabilities	3,800,007	3,245,163
Equity:
Stapled unitholders’ equity	5,475,375	5,318,653
Non-controlling interests	4,972	2,881
Total liabilities and equity	9,280,354	8,566,697
Granite REIT
Non-current assets:
Investment properties	8,839,571	7,971,158
Other non-current assets	167,189	109,010
Total non-current assets	9,006,760	8,080,168
Current assets:
Assets held for sale	41,182	64,612
Other current assets	97,310	19,404
Cash and cash equivalents	135,020	402,059
Total assets	9,280,272	8,566,243
Non-current liabilities:
Unsecured debt, net	2,583,930	2,425,089
Other non-current liabilities	596,759	655,699
Total non-current liabilities	3,180,689	3,080,788
Current liabilities:
Unsecured debt, net	399,707
Intercompany payable	15,594	21,429
Other current liabilities	203,935	142,492
Total liabilities	3,799,925	3,244,709
Equity:
Stapled unitholders’ equity	5,475,335	5,318,615
Non-controlling interests	5,012	2,919
Total liabilities and equity	9,280,272	8,566,243
Granite GP
Non-current assets:
Investment in Granite LP	40	38
Total non-current assets	40	38
Current assets:
Other current assets	21
Intercompany receivable	15,594	21,429
Cash and cash equivalents	61	454
Total assets	15,716	21,921
Current liabilities:
Other current liabilities	15,676	21,883
Total liabilities	15,676	21,883
Equity:
Stapled unitholders’ equity	40	38
Total liabilities and equity	15,716	21,921
Eliminations/ Adjustments
Non-current assets:
Investment in Granite LP	(40)	(38)
Total non-current assets	(40)	(38)
Current assets:
Intercompany receivable	(15,594)	(21,429)
Total assets	(15,634)	(21,467)
Current liabilities:
Intercompany payable	(15,594)	(21,429)
Total liabilities	(15,594)	(21,429)
Equity:
Non-controlling interests	(40)	(38)
Total liabilities and equity	$ (15,634)	$ (21,467)